Schedule of financial instruments by fair value hierarchy (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	₨ 1,029,720	₨ 784,013
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	3,919,348	3,831,006
Level 1 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	1,029,720	784,013
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value
At fair value [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	1,029,720	784,013
Borrowings short term and long term [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	716,217	545,864
Borrowings short term and long term [member] | Level 1 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value
Borrowings short term and long term [member] | Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	716,217	545,864
Borrowings short term and long term [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value
Borrowings short term and long term [member] | At fair value [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	716,217	545,864
Other liabilities [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	313,503	238,149
Other liabilities [member] | Level 1 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value
Other liabilities [member] | Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	313,503	238,149
Other liabilities [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value
Other liabilities [member] | At fair value [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	313,503	238,149
Assets for which fair value is disclosed [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	1,643,463	1,509,606
Assets for which fair value is disclosed [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value
Assets for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	1,643,463	1,509,606
Assets for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value
Assets for which fair value is disclosed [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	1,643,463	1,509,606
Assets for which fair value is disclosed [member] | Term deposits [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	1,508,036	1,354,170
Assets for which fair value is disclosed [member] | Term deposits [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value
Assets for which fair value is disclosed [member] | Term deposits [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	1,508,036	1,354,170
Assets for which fair value is disclosed [member] | Term deposits [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value
Assets for which fair value is disclosed [member] | Term deposits [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	1,508,036	1,354,170
Assets for which fair value is disclosed [member] | Other financial assets [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	135,427	155,436
Assets for which fair value is disclosed [member] | Other financial assets [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value
Assets for which fair value is disclosed [member] | Other financial assets [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	135,427	155,436
Assets for which fair value is disclosed [member] | Other financial assets [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value
Assets for which fair value is disclosed [member] | Other financial assets [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	₨ 135,427	₨ 155,436